Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 20,432	kr 19,832
Regulatory adjustments to Common Equity Tier 1 capital	(507)	(382)
Total Common Equity Tier-1 capital	19,925	19,450
Total Tier-1 capital	19,925	19,450
Own funds	kr 19,925	19,450
IRB approach
Disclosure of objectives, policies and processes for managing capital
Threshold percentage to increase own funds	0.60%
Share capital
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	15,518	14,856
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	323	292
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital
Common Equity Tier 1 (CET1) capital before regulatory adjustments	601	694
Additional value adjustments due to prudent valuation
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(395)	(306)
Intangible assets
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	(99)	(98)
Own credit risk
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	98	77
Negative amounts resulting from the calculation of expected loss amounts
Disclosure of objectives, policies and processes for managing capital
Regulatory adjustments to Common Equity Tier 1 capital	kr (111)	kr (55)